Restructuring and Integration (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Summary of Restructuring Costs
The following table summarizes restructuring costs by type that have been incurred through December 31, 2021 and are estimated to be incurred through the end of the Plan. Estimated costs by type may be revised in future periods as these assumptions are updated:

	Successor	Predecessor
	Six Months Ended December 31, 2021	Six Months Ended June 30, 2021	Inception to Date	Estimated Remaining Costs	Estimated Total Cost (1)
Employer Solutions
Severance and Related Benefits	$1	$6	$46	$13	$59
Other Restructuring Costs (2)	3	2	45	17	62

Total Employer Solutions	$4	$8	$91	$30	$121
Professional Services
Severance and Related Benefits	$—	$1	$8	$2	$10
Other Restructuring Costs (2)	1	—	6	3	9

Total Professional Services	$1	$1	$14	$5	$19

Total Restructuring Costs	$5	$9	$105	$35	$140

(1)
Actual costs, when incurred, may vary due to changes in the assumptions built into the Plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.

(2)	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.

Schedule of Accrued Restructuring Liability
As of December 31, 2021, approximately $4 million of the restructuring liability is unpaid and is recorded in Accounts payable and accrued liabilities on the Consolidated Balance Sheets.

	Predecessor
	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of December 31, 2020	$12	$3	$15
Restructuring charges	7	2	9
Cash payments	(13)	(5)	(18)

Accrued restructuring liability as of June 30, 2021	$6	$—	$6

	Successor
	Severance and Related Benefits	Other Restructuring Costs	Total
Accrued restructuring liability as of July 1, 2021	$6	$—	$6
Restructuring charges	1	4	5
Cash payments	(3)	(4)	(7)

Accrued restructuring liability as of December 31, 2021	$4	$—	$4